Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

Unsecured Convertible Note

On August 13, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, a Utah Limited Liability Company (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note on August 13, 2024 in the original principal amount of $1,100,000 (the “Note”), convertible into Class A ordinary shares, $0.04 par value per share, of the Company (the “Ordinary Shares”), for $1,000,000 in gross proceeds. The Note bears a simple interest at a rate of 8% per annum. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $80,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time after the date that is six (6) months from the Purchase Price Date by providing the Company with a redemption notice. Redemptions may be satisfied in cash or Ordinary Shares at the Company’s election. However, the Company will be required to pay the redemption amount in cash, in the event there is an equity conditions failure. If Company chooses to satisfy a redemption in Ordinary Shares, such Ordinary Shares shall be issued at the conversion price of $2.00 per share. In addition, the Note provides that upon occurrence of an event of default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law. On August 15, 2024, the transaction contemplated by the Purchase Agreement was closed as all the closing conditions of as set forth therein have been satisfied.

Sale of Class A Ordinary Shares

On August 22, 2024, the Company entered into certain securities purchase agreement with a certain sophisticated investor as such term is defined in Rule 506(b) of Regulation D of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 2,350,000 Class A ordinary shares, par value $0.04 per share, at a per share purchase price of $0.40. The gross proceeds to the Company from this Offering will be approximately $940,000. The Offering closed on September 12, 2024 upon satisfaction of all closing conditions.

Senior Secured Convertible Notes

On September 27, 2024, the Company and certain institutional investors (the “Purchasers”) entered into certain securities purchase agreement (the “SPA”), pursuant to which the Company sold to the Purchasers an initial tranche of senior secured convertible notes in the aggregate principal amount of approximately $7.6 million (the “Initial Notes”), having an original issue discount of 8%, a maturity date twelve months from the date of issuance, bearing an interest rate of 6% per annum, and convertible into Class A Ordinary Shares (the “Ordinary Shares”) of the Company, and accompanying Series A Warrants to purchase up to an aggregate of 2,853,118 Ordinary Shares, with an exercise price of $1.60 per Ordinary Share (the “Initial Warrants”). The offering of the Initial Notes and Initial Warrants resulted in gross proceeds to the Company of approximately $7,000,000 before deducting placement agent fees and other estimated offering expenses (the “Offering”).

The Initial Notes are convertible into the Company’s Ordinary Shares at the holder’s option, after 45 days from the date of issuance, in whole or in part, until the Initial Note is fully converted, at the lower of (i) $1.60 (“Conversion Price”), or (ii) a price equal to 90% of the lowest VWAP of the Ordinary Shares during the ten (10)-trading day period immediately preceding the applicable conversion date. If the Company raises funds through subsequent financings, the holder can require the Company to use up to 30% of the proceeds to redeem the Initial Notes at 105% of the principal amount, plus accrued interest. The Conversion Price will also be adjusted proportionately if the Company issues dividends, splits, or combines its Ordinary Shares. The Initial Note is secured by all assets of the Company and its subsidiaries under a certain security agreement and subsidiary guarantee, and the Initial Note ranks senior to all other Company debts and liabilities.

The Initial Warrants are exercisable after 45 days from the date of issuance (the “Initial Exercise Date”) at $1.60 per share and expire 5 years from the Initial Exercise Date. Each Initial Warrant is subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions, as well as any subsequent financings at an effective price per share less than the exercise price of the Initial Warrants then in effect.

The Company allocated approximately $1.33 million from the net proceeds of the Offering for the repayment of a certain convertible promissory note issued to Streeterville Capital, LLC in the original principal amount of $1,100,000, bearing a simple interest rate of 8% per annum, and a maturity date of August 13, 2025, pursuant to certain securities purchase agreement dated August 13, 2024, and currently intends to use the remaining net proceeds from the Offering for general corporate and working capital purposes. The Offering closed on September 30, 2024.

Placement Agency Agreement

The Company also entered into a placement agency agreement dated September 27, 2024 with Maxim Group, LLC, as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent agreed to act as the placement agent in connection with the Offering. The Company agreed to pay the Placement Agent an aggregate fee equal to 6.5% of the gross proceeds raised in the Offering.

Note Exchange Agreement

The Company entered into a certain note exchange agreement dated October 8, 2024 (the “Note Exchange Agreement”) with certain institutional investors (the “Purchasers”) that are party to a certain securities purchase agreement dated September 27, 2024 (the “SPA”) by and among the Company and the Purchasers. Under the Note Exchange Agreement, the Purchasers agreed to deliver to the Company for cancellation and termination the Initial Notes previously issued by the Company to the Purchasers pursuant to the SPA. In exchange, the Company will issue to the Purchasers new convertible notes (the “New Notes”) with substantially all of the same terms of the Initial Notes, except that the New Notes shall become convertible into the Company’s Ordinary Shares at the holder’s option, immediately from the date of issuance, in whole or in part, until the New Notes are fully converted.

Conversion of Convertible Note into Class A Ordinary Shares

On October 8, 2024, the Investor redeemed the remaining Note balance of $875,000 and accrued interest of $96,540 from the Note dated July 11, 2023 and converted into Class A ordinary shares of 5,807,863 at a conversion price of $0.17 per share.